Cash and cash equivalents and cash flow supporting notes (Details 2) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Beginning	£ 4,624	£ 709	£ 1,319
Cash Flows	(186)	(188)	(178)
Foreign Exchange	(26)
Loans and borrowings classified as non-current 31 December 2023 becoming current in 2024
Deferred consideration on acquisition	1,997
Promissory note issued	431
Warrants issued	3,059	4,562
Exercise of warrants - transfer to share premium	(3,618)
Gain recognised in finance income within the consolidated statement of comprehensive income	(3,218)	(487)	(468)
Interest accruing in period	165	28	36
Ending	3,228	4,624	709
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
Beginning	295	463	620
Cash Flows
Foreign Exchange
Loans and borrowings classified as non-current 31 December 2023 becoming current in 2024	(138)	(168)	(178)
Deferred consideration on acquisition	1,541
Promissory note issued
Warrants issued
Exercise of warrants - transfer to share premium
Gain recognised in finance income within the consolidated statement of comprehensive income
Interest accruing in period			21
Ending	1,698	295	463
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Beginning	4,329	246	699
Cash Flows	(186)	(188)	(178)
Foreign Exchange	(26)
Loans and borrowings classified as non-current 31 December 2023 becoming current in 2024	138	168	178
Deferred consideration on acquisition	456
Promissory note issued	431
Warrants issued	3,059	4,562
Exercise of warrants - transfer to share premium	(3,618)
Gain recognised in finance income within the consolidated statement of comprehensive income	(3,218)	(487)	(468)
Interest accruing in period	165	28	15
Ending	£ 1,530	£ 4,329	£ 246